Revenues (Details) - Schedule of disaggregated by geographical region - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 136,970,000	$ 140,008,000	$ 411,102,000	$ 422,099,000
Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	83,637,000	87,091,000	248,732,000	257,387,000
Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	36,439,000	37,064,000	110,440,000	112,590,000
Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	16,894,000	15,853,000	51,930,000	52,122,000
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	80,200,000	81,000,000	237,400,000	239,900,000
Systems [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	18,149,000	17,844,000	52,997,000	49,891,000
Systems [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	9,573,000	10,467,000	28,907,000	29,990,000
Systems [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	4,314,000	3,411,000	11,894,000	13,705,000
Consumables [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	34,175,000	34,378,000	101,303,000	106,102,000
Consumables [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	18,941,000	19,204,000	58,727,000	60,319,000
Consumables [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	8,909,000	8,788,000	28,819,000	26,875,000
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	42,909,000	45,916,000	128,455,000	135,217,000
Service [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	31,313,000	34,869,000	94,432,000	101,394,000
Service [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	7,925,000	7,393,000	22,806,000	22,281,000
Service [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 3,671,000	$ 3,654,000	$ 11,217,000	$ 11,542,000